Stockholders Equity (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jul. 31, 2013 USD ($)	Jul. 31, 2013 CAD	Jan. 31, 2013 USD ($)	Jan. 31, 2013 CAD
Stockholders Equity 1			100,000,000	100,000,000
Stockholders Equity 2			$ 0.001
Stockholders Equity 3			28,522,000	28,522,000
Stockholders Equity 4			2.14506	2.14506
Stockholders Equity 5			14,000	14,000
Stockholders Equity 6			$ 0.50
Stockholders Equity 7			7,000
Stockholders Equity 8			$ 0.25
Stockholders Equity 9			14,000	14,000
Stockholders Equity 10			200,000	200,000
Stockholders Equity 11			$ 0.50
Stockholders Equity 12			100,000
Stockholders Equity 13			$ 0.75
Stockholders Equity 14			$ 0.25
Stockholders Equity 15			200,000	200,000
Stockholders Equity 16			$ 0.75
Stockholders Equity 17			400,000	400,000
Stockholders Equity 18				0.25
Stockholders Equity 19			100,686
Stockholders Equity 20				100,000
Stockholders Equity 21			$ 0.50
Stockholders Equity 22			8,055
Stockholders Equity 23			32,000	32,000
Stockholders Equity 24			$ 0.75
Stockholders Equity 25			400,000	400,000
Stockholders Equity 26				0.25
Stockholders Equity 27			100,330
Stockholders Equity 28				100,000
Stockholders Equity 29			100,000	100,000
Stockholders Equity 30			$ 0.25
Stockholders Equity 31			25,000
Stockholders Equity 32			$ 0.50
Stockholders Equity 33			2,000
Stockholders Equity 34			8,000	8,000
Stockholders Equity 35			$ 0.75
Stockholders Equity 36			400,000	400,000
Stockholders Equity 37			$ 0.25
Stockholders Equity 38			100,000
Stockholders Equity 39			8,000
Stockholders Equity 40			2.145060	2.145060
Stockholders Equity 41			13,500,000	13,500,000
Stockholders Equity 42			147,062	147,062
Stockholders Equity 43			38,766
Stockholders Equity 44			$ 0.25
Stockholders Equity 45			63,321	63,321
Stockholders Equity 46			15,486
Stockholders Equity 47			8,238
Stockholders Equity 48			21,372
Stockholders Equity 49			2,352
Stockholders Equity 50			$ 0.25
Stockholders Equity 51			14,006	14,006
Stockholders Equity 52			3,440
Stockholders Equity 53			$ 0.25
Stockholders Equity 54			443,331	443,331
Stockholders Equity 55				0.30
Stockholders Equity 56			$ 0.31
Stockholders Equity 57			137,569
Stockholders Equity 58			50,000	50,000
Stockholders Equity 59				30,000
Stockholders Equity 60			100,000	100,000
Stockholders Equity 61				0.75
Stockholders Equity 62			5,500	5,500
Stockholders Equity 63			577
Stockholders Equity 64				0.10
Stockholders Equity 65			$ 0.105
Stockholders Equity 66			40,000	40,000
Stockholders Equity 67			4,177
Stockholders Equity 68				0.10
Stockholders Equity 69			$ 0.104
Stockholders Equity 70			675,000	675,000
Stockholders Equity 71			70,767
Stockholders Equity 72				0.10
Stockholders Equity 73			$ 0.105
Stockholders Equity 74			1,860,320	1,860,320
Stockholders Equity 75			20.00%	20.00%
Stockholders Equity 76			195,036
Stockholders Equity 77				0.10
Stockholders Equity 78			$ 0.105
Stockholders Equity 79			5,100	5,100
Stockholders Equity 80			2
Stockholders Equity 81			50,000	50,000
Stockholders Equity 82				0.15
Stockholders Equity 83			$ 0.147
Stockholders Equity 84			7,363
Stockholders Equity 85			50,000	50,000
Stockholders Equity 86			15,000	15,000
Stockholders Equity 87			3,750
Stockholders Equity 88			$ 0.25
Stockholders Equity 89			5,400,000	5,400,000
Stockholders Equity 90			63,276
Stockholders Equity 91			186,407
Stockholders Equity 92			68,728	68,728
Stockholders Equity 93			14,389
Stockholders Equity 94			44,186
Stockholders Equity 95			140,603
Stockholders Equity 96			0
Stockholders Equity 97			0
Stockholders Equity 98			238,268
Stockholders Equity 99			260,031
Stockholders Equity 100			$ 0.25
Stockholders Equity 101			2,162,506	2,162,506
Stockholders Equity 1	100,000,000	100,000,000
Stockholders Equity 2	0.001
Stockholders Equity 3	31,904,000	31,904,000
Stockholders Equity 4	28,522,000	28,522,000
Stockholders Equity 5	2.14506	2.14506
Stockholders Equity 6	200,000	200,000
Stockholders Equity 7	14,000	14,000
Stockholders Equity 8	0.50
Stockholders Equity 9	$ 0.25
Stockholders Equity 10	200,000	200,000
Stockholders Equity 11	14,000	14,000
Stockholders Equity 12	$ 0.75
Stockholders Equity 13	239,680
Stockholders Equity 14	$ 1.12
Stockholders Equity 15	1,993,000	1,993,000
Stockholders Equity 16	$ 0.25
Stockholders Equity 17	100,000	100,000
Stockholders Equity 18	$ 0.25
Stockholders Equity 19	523,250
Stockholders Equity 20	$ 0.25
Stockholders Equity 21	104,440	104,440
Stockholders Equity 22	$ 0.75
Stockholders Equity 23	26,610
Stockholders Equity 24	1,000,000	1,000,000
Stockholders Equity 25	$ 0.25
Stockholders Equity 26	250,000
Stockholders Equity 27	50,000
Stockholders Equity 28	50,000
Stockholders Equity 29	50,000
Stockholders Equity 30	100,000
Stockholders Equity 31	50,000
Stockholders Equity 32	800,000	800,000
Stockholders Equity 33	200,000
Stockholders Equity 34	20,000	20,000
Stockholders Equity 35	$ 0.25
Stockholders Equity 36	75,000	75,000
Stockholders Equity 37	89,250
Stockholders Equity 38	$ 1.19
Stockholders Equity 39	14,006	14,006
Stockholders Equity 40	3,440
Stockholders Equity 41	$ 0.25
Stockholders Equity 42	63,321	63,321
Stockholders Equity 43	15,486
Stockholders Equity 44	8,238
Stockholders Equity 45	21,372
Stockholders Equity 46	2,352
Stockholders Equity 47	$ 0.25
Stockholders Equity 48	147,062	147,062
Stockholders Equity 49	38,766
Stockholders Equity 50	$ 0.25
Stockholders Equity 51	2.145060	2.145060
Stockholders Equity 52	13,500,000	13,500,000
Stockholders Equity 53	200,000	200,000
Stockholders Equity 54	$ 0.50
Stockholders Equity 55	100,000
Stockholders Equity 56	$ 0.75
Stockholders Equity 57	$ 0.25
Stockholders Equity 58	200,000	200,000
Stockholders Equity 59	14,000	14,000
Stockholders Equity 60	$ 0.50
Stockholders Equity 61	7,000
Stockholders Equity 62	$ 0.25
Stockholders Equity 63	14,000	14,000
Stockholders Equity 64	400,000	400,000
Stockholders Equity 65		0.25
Stockholders Equity 66	100,330
Stockholders Equity 67		100,000
Stockholders Equity 68	400,000	400,000
Stockholders Equity 69		0.25
Stockholders Equity 70	100,686
Stockholders Equity 71		100,000
Stockholders Equity 72	$ 0.50
Stockholders Equity 73	8,055
Stockholders Equity 74	32,000	32,000
Stockholders Equity 75	$ 0.75
Stockholders Equity 76	100,000	100,000
Stockholders Equity 77	$ 0.25
Stockholders Equity 78	25,000
Stockholders Equity 79	$ 0.50
Stockholders Equity 80	2,000
Stockholders Equity 81	8,000	8,000
Stockholders Equity 82	$ 0.75
Stockholders Equity 83	400,000	400,000
Stockholders Equity 84	$ 0.25
Stockholders Equity 85	100,000
Stockholders Equity 86	8,000
Stockholders Equity 87	15,000	15,000
Stockholders Equity 88	3,750
Stockholders Equity 89	$ 0.25
Stockholders Equity 90	4,500
Stockholders Equity 91	3,979	3,979
Stockholders Equity 92	17,508
Stockholders Equity 93	0
Stockholders Equity 94	4,304	4,304
Stockholders Equity 95	4,820
Stockholders Equity 96	25,000	25,000
Stockholders Equity 97	15,000
Stockholders Equity 98	5,400,000	5,400,000
Stockholders Equity 99	500,000	500,000
Stockholders Equity 100	31,467
Stockholders Equity 101	61,907
Stockholders Equity 102	0
Stockholders Equity 103	0
Stockholders Equity 104	124,499
Stockholders Equity 105	171,820	171,820
Stockholders Equity 106	21,057
Stockholders Equity 107	28,100
Stockholders Equity 108	0
Stockholders Equity 109	0
Stockholders Equity 110	69,353
Stockholders Equity 111	214,726
Stockholders Equity 112	214,726
Stockholders Equity 113	0
Stockholders Equity 114	0
Stockholders Equity 115	225,000	225,000
Stockholders Equity 116	100,633
Stockholders Equity 117	100,633
Stockholders Equity 118	0
Stockholders Equity 119	0
Stockholders Equity 120	8,513
Stockholders Equity 121	8,513
Stockholders Equity 122	0
Stockholders Equity 123	0
Stockholders Equity 124	0
Stockholders Equity 125	0
Stockholders Equity 126	0
Stockholders Equity 127	11,090
Stockholders Equity 128	0
Stockholders Equity 129	0
Stockholders Equity 130	0
Stockholders Equity 131	3,737
Stockholders Equity 132	0
Stockholders Equity 133	0
Stockholders Equity 134	0
Stockholders Equity 135	18,456
Stockholders Equity 136	0
Stockholders Equity 137	0
Stockholders Equity 138	8,199
Stockholders Equity 139	10,784
Stockholders Equity 140	0
Stockholders Equity 141	0
Stockholders Equity 142	21,745
Stockholders Equity 143	21,527
Stockholders Equity 144	21,527
Stockholders Equity 145	0
Stockholders Equity 146	0
Stockholders Equity 147	151,164
Stockholders Equity 148	1,358,750
Stockholders Equity 149	855,000
Stockholders Equity 150	0
Stockholders Equity 151	0
Stockholders Equity 152	406,122
Stockholders Equity 153	479,473
Stockholders Equity 154	0
Stockholders Equity 155	$ 0
Stockholders Equity 156	110	110
Stockholders Equity 157	$ 0.25
Stockholders Equity 158	2,586,946	2,586,946